UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22649

Name of Fund:  iShares U.S. ETF Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 10/31/2025

Date of reporting period: 10/31/2025

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.

iShares Short Maturity Municipal Bond Active ETF

MEAR | Cboe BZX Exchange

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares Short Maturity Municipal Bond Active ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short Maturity Municipal Bond Active ETF	$26	0.26%

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 3.58%.

  For the same period, the Bloomberg Municipal Bond Index returned 4.17%, and the Bloomberg Municipal Bond: 1 Year (1-2) Index returned 3.22%.

What contributed to performance?

Municipal bond performance during the period was shaped by elevated new issuance and early volatility that eased following passage of the One Big Beautiful Bill Act. Expectations for Federal Reserve rate cuts also influenced municipal pricing. Amid a volatile overall rate market, a selective approach to timing duration-extension trades (duration is a measure of a bond's sensitivity to changes in interest rates, expressed in years) contributed to the Fund's return. Variable-Rate Demand Notes (“VRDN”)—longer-term municipal bonds with interest rates that reset frequently—provided attractive yield and protected the Fund from adverse pricing moves, as VRDNs typically trade at par while capturing higher yields through daily or weekly rate adjustments. Select Commercial Paper purchases also enhanced performance by locking in higher short-term yields during periods of rate volatility. At the sector level, overweight exposures to the corporate prepaid gas, housing, and transportation sectors contributed, and an overweight to A-rated and BBB-rated bonds also supported performance.

What detracted from performance?

Detracting from the Fund’s performance during the reporting period were underweights to the pre-refunded, tax-backed states, and utility sectors, as well as an underweight to the 0–2-year part of the yield curve.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: November 1, 2015 through October 31, 2025

Initial Investment of $10,000

	Fund	Bloomberg Municipal Bond Index	Bloomberg Municipal Bond: 1 Year (1-2) Index
Nov 15	$9,985	$10,040	$9,988
Dec 15	$9,987	$10,110	$9,986
Jan 16	$10,013	$10,231	$10,017
Feb 16	$10,035	$10,247	$10,033
Mar 16	$10,028	$10,279	$10,019
Apr 16	$10,038	$10,355	$10,030
May 16	$10,043	$10,383	$10,035
Jun 16	$10,062	$10,548	$10,053
Jul 16	$10,076	$10,555	$10,071
Aug 16	$10,077	$10,569	$10,056
Sep 16	$10,062	$10,516	$10,035
Oct 16	$10,069	$10,406	$10,044
Nov 16	$10,038	$10,018	$10,000
Dec 16	$10,046	$10,135	$10,020
Jan 17	$10,070	$10,202	$10,057
Feb 17	$10,096	$10,273	$10,090
Mar 17	$10,100	$10,295	$10,089
Apr 17	$10,112	$10,370	$10,106
May 17	$10,128	$10,535	$10,124
Jun 17	$10,124	$10,497	$10,116
Jul 17	$10,143	$10,582	$10,141
Aug 17	$10,166	$10,662	$10,164
Sep 17	$10,161	$10,608	$10,151
Oct 17	$10,163	$10,634	$10,152
Nov 17	$10,134	$10,577	$10,106
Dec 17	$10,144	$10,688	$10,113
Jan 18	$10,160	$10,562	$10,141
Feb 18	$10,170	$10,530	$10,159
Mar 18	$10,173	$10,569	$10,151
Apr 18	$10,173	$10,531	$10,142
May 18	$10,197	$10,652	$10,175
Jun 18	$10,219	$10,661	$10,211
Jul 18	$10,243	$10,687	$10,232
Aug 18	$10,250	$10,714	$10,229
Sep 18	$10,249	$10,645	$10,209
Oct 18	$10,260	$10,579	$10,218
Nov 18	$10,282	$10,697	$10,250
Dec 18	$10,304	$10,825	$10,288
Jan 19	$10,327	$10,906	$10,320
Feb 19	$10,346	$10,965	$10,344
Mar 19	$10,365	$11,138	$10,372
Apr 19	$10,378	$11,180	$10,380
May 19	$10,406	$11,334	$10,418
Jun 19	$10,425	$11,376	$10,451
Jul 19	$10,453	$11,468	$10,485
Aug 19	$10,468	$11,649	$10,500
Sep 19	$10,462	$11,555	$10,478
Oct 19	$10,482	$11,576	$10,508
Nov 19	$10,495	$11,605	$10,527
Dec 19	$10,513	$11,640	$10,542
Jan 20	$10,534	$11,849	$10,580
Feb 20	$10,553	$12,002	$10,601
Mar 20	$10,480	$11,567	$10,548
Apr 20	$10,498	$11,422	$10,573
May 20	$10,547	$11,785	$10,677
Jun 20	$10,574	$11,882	$10,677
Jul 20	$10,598	$12,082	$10,704
Aug 20	$10,606	$12,025	$10,706
Sep 20	$10,619	$12,028	$10,714
Oct 20	$10,617	$11,992	$10,705
Nov 20	$10,625	$12,173	$10,718
Dec 20	$10,630	$12,247	$10,728
Jan 21	$10,638	$12,325	$10,746
Feb 21	$10,636	$12,129	$10,742
Mar 21	$10,642	$12,204	$10,750
Apr 21	$10,645	$12,306	$10,757
May 21	$10,645	$12,343	$10,762
Jun 21	$10,644	$12,377	$10,761
Jul 21	$10,651	$12,480	$10,775
Aug 21	$10,649	$12,434	$10,772
Sep 21	$10,642	$12,344	$10,761
Oct 21	$10,637	$12,308	$10,759
Nov 21	$10,637	$12,413	$10,762
Dec 21	$10,636	$12,433	$10,761
Jan 22	$10,600	$12,093	$10,690
Feb 22	$10,595	$12,049	$10,676
Mar 22	$10,565	$11,659	$10,587
Apr 22	$10,543	$11,336	$10,544
May 22	$10,570	$11,505	$10,626
Jun 22	$10,575	$11,316	$10,630
Jul 22	$10,599	$11,615	$10,687
Aug 22	$10,584	$11,361	$10,602
Sep 22	$10,570	$10,924	$10,511
Oct 22	$10,583	$10,834	$10,526
Nov 22	$10,639	$11,340	$10,648
Dec 22	$10,653	$11,373	$10,643
Jan 23	$10,699	$11,700	$10,732
Feb 23	$10,697	$11,435	$10,641
Mar 23	$10,750	$11,689	$10,755
Apr 23	$10,759	$11,662	$10,724
May 23	$10,781	$11,561	$10,712
Jun 23	$10,836	$11,677	$10,763
Jul 23	$10,870	$11,723	$10,787
Aug 23	$10,895	$11,554	$10,798
Sep 23	$10,900	$11,216	$10,754
Oct 23	$10,935	$11,120	$10,785
Nov 23	$11,022	$11,826	$10,900
Dec 23	$11,074	$12,101	$10,951
Jan 24	$11,097	$12,039	$10,958
Feb 24	$11,127	$12,055	$10,979
Mar 24	$11,154	$12,054	$10,989
Apr 24	$11,180	$11,905	$11,003
May 24	$11,220	$11,870	$11,030
Jun 24	$11,266	$12,052	$11,092
Jul 24	$11,310	$12,162	$11,165
Aug 24	$11,367	$12,258	$11,238
Sep 24	$11,405	$12,379	$11,274
Oct 24	$11,405	$12,198	$11,245
Nov 24	$11,446	$12,409	$11,290
Dec 24	$11,446	$12,228	$11,287
Jan 25	$11,496	$12,290	$11,346
Feb 25	$11,548	$12,411	$11,394
Mar 25	$11,559	$12,201	$11,406
Apr 25	$11,557	$12,103	$11,386
May 25	$11,608	$12,111	$11,440
Jun 25	$11,661	$12,186	$11,499
Jul 25	$11,712	$12,161	$11,558
Aug 25	$11,766	$12,267	$11,605
Sep 25	$11,795	$12,551	$11,614
Oct 25	$11,812	$12,707	$11,612

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	3.58%	2.16%	1.68%
Bloomberg Municipal Bond Index...
	4.17	1.16	2.42
Bloomberg Municipal Bond: 1 Year (1-2) Index...
	3.22	1.65	1.51

Key Fund statistics

Net Assets...
$1,270,172,681
Number of Portfolio Holdings...
326
Net Investment Advisory Fees...
$2,451,707
Portfolio Turnover Rate...
37%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2025)

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
8.5%
AA+...
17.0
AA...
15.8
AA-...
9.7
A+...
3.7
A...
4.4
A-...
10.5
BBB+...
0.8
BBB...
0.3
Not Rated...
29.3
State	Percent of TotaI InvestmentsFootnote Reference(a)
Texas ...
17.5%
New York ...
7.1
Ohio ...
6.1
Pennsylvania ...
5.8
Georgia ...
5.2
Alabama ...
4.8
Iowa ...
4.6
Louisiana ...
4.1
Illinois ...
3.4
Indiana ...
3.3

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Short Maturity Municipal Bond Active ETF

Annual Shareholder Report — October 31, 2025

MEAR-10/25-AR

(b) Not Applicable

Item 2 – Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.
Item 3 – Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani
Laura F. Fergerson

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –  Principal Accountant Fees and Services

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the one series of the registrant for which the fiscal year-end is October 31, 2025 (the “Fund”), and whose annual financial statements are reported in Item 1.
(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Fund’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $13,850 for the fiscal year ended October 31, 2024 and $13,850 for the fiscal year ended October 31, 2025.
(b) Audit-Related Fees – There were no fees billed for the fiscal years ended October 31, 2024 and October 31, 2025 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.
(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Fund were $9,700 for the fiscal year ended October 31, 2024 and $9,700 for the fiscal year ended October 31, 2025. These services related to the review of the Fund’s tax returns and excise tax calculations.
(d) All Other Fees – There were no other fees billed in each of the fiscal years ended October 31, 2024 and October 31, 2025 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Fund, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $9,700 for the fiscal year ended October 31, 2024 and $9,700 for the fiscal year ended October 31, 2025.
              (h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant
(a) The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934(15U.S.C.78c(a)(58)(A)):

Richard L. Fagnani
Laura F. Fergerson
Cecilia H. Herbert
John E. Martinez

Cecilia H. Herbert served as an independent trustee through December 31, 2025.

(b) Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
OCTOBER 31, 2025
2025 Annual Financial
Statements and Additional
Information
iShares U.S. ETF Trust
iShares Short Maturity Municipal Bond Active ETF | MEAR | Cboe BZX Exchange

Table of Contents
Page

Schedule of Investments
October 31, 2025
iShares
®
Short Maturity Municipal Bond Active ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 4.7%
Black Belt Energy Gas District
Series 2023C , RB , 5.50% , 06/01/26 ..... USD 1,000 $ 1,010,813
Series 2024D , RB , 5.00% , 11/01/26 ..... 2,000 2,028,951
Series 2024C , RB , 5.00% , 07/01/27 ..... 935 963,116
Series 2022E , RB , VRDN 5.00% , 06/01/28
(a)
5,000 5,260,661
Series 2024C , RB , 5.00% , 07/01/28 ..... 1,480 1,549,135
Series 2023D-1 , RB , VRDN
5.50% , 02/01/29
(a)
............... 2,730 2,897,446
Series 2022C-1 , RB , VRDN
5.25% , 06/01/29
(a)
............... 330 351,810
Series 2024D , RB , 5.00% , 11/01/29 ..... 3,500 3,713,273
Energy Southeast A Cooperative District
Series 2023B-1 , RB , 5.50% , 11/01/26 .... 800 815,535
Series 2024B , RB , 5.00% , 12/01/26 ..... 100 101,583
Series 2023B-1 , RB , 5.50% , 05/01/27 .... 1,570 1,616,470
Series 2024B , RB , 5.00% , 06/01/27 ..... 115 117,723
Series 2024B , RB , 5.00% , 12/01/27 ..... 100 103,175
Series 2024B , RB , 5.00% , 06/01/28 ..... 240 249,111
Series 2024B , RB , 5.00% , 12/01/28 ..... 250 261,353
Industrial Development Board of the City of
Mobile Alabama, Series 2008, RB, VRDN,
3.30%, 03/12/26
(a)
................ 9,000 9,004,259
Southeast Alabama Gas Supply District (The),
Series 2024B, RB, 5.00%, 05/01/26 ..... 800 805,514
Southeast Energy Authority A Cooperative
District
Series 2023B , RB , ( Royal Bank of Canada
LIQ ), 5.00% , 06/01/26 ............ 185 186,646
Series 2024C , RB , 5.00% , 11/01/26 ..... 1,000 1,017,322
Series 2023B , RB , ( Royal Bank of Canada
LIQ ), 5.00% , 06/01/27 ............ 1,000 1,025,852
Series 2024C , RB , 5.00% , 11/01/27 ..... 1,000 1,036,557
Series 2025C , RB , 5.00% , 02/01/28 ..... 840 871,388
Series 2022B-1 , RB , VRDN
5.00% , 08/01/28
(a)
............... 10,500 10,930,789
Series 2025C , RB , 5.00% , 08/01/28 ..... 1,100 1,150,342
Series 2024C , RB , 5.00% , 11/01/28 ..... 1,000 1,052,650
Series 2025B , RB , 5.00% , 01/01/29
(b)
.... 1,310 1,359,534
Series 2025C , RB , 5.00% , 02/01/29 ..... 885 932,083
Series 2025A , RB , 5.00% , 06/01/29 ..... 170 178,862
Series 2025B , RB , 5.00% , 07/01/29 ..... 1,235 1,289,614
Series 2025C , RB , 5.00% , 08/01/29 ..... 1,130 1,199,390
Series 2025D , RB , 5.00% , 09/01/29
(b)
.... 600 633,460
Series 2025F , RB , 5.25% , 11/01/29 ...... 4,460 4,799,044
Series 2025B , RB , 5.00% , 01/01/30
(b)
.... 1,175 1,230,724
Series 2025D , RB , 5.00% , 09/01/30 ..... 420 449,360
60,193,545
Arizona — 0.4%
Arizona Health Facilities Authority
(a)
Series 2015B , RB , VRDN 3.47% , 11/06/25 500 499,997
Series 2015B , RB , VRDN 3.14% , 11/12/25 100 99,998
Series 2015B , RB , VRDN 3.47% , 11/04/26 3,000 2,980,102
City of Phoenix Civic Improvement Corp., Series
2017A, RB, AMT, 5.00%, 07/01/29 ...... 1,700 1,756,668
5,336,765
California — 1.8%
California Community Choice Financing
Authority, Series 2025B, RB, 5.00%, 11/01/28 225 236,846
City of Los Angeles Department of Airports,
Series 2025A, RB, AMT, 5.00%, 05/15/29 . 4,000 4,289,819
Security
Par (000)
Par (000) Value
California (continued)
San Joaquin Valley Clean Energy Authority,
Series 2025A, RB, 5.00%, 07/01/28 ..... USD 475 $ 492,756
State of California, GO, 5.00%, 03/01/30 .... 2,220 2,460,027
University of California
TECP , 2.70% , 11/13/25 .............. 5,000 4,999,636
TECP , 2.70% , 02/04/26 ............. 5,000 4,999,945
TECP , 2.65% , 02/18/26 ............. 5,000 4,999,186
22,478,215
Colorado — 2.1%
City & County of Denver Airport System
Series 2018A , RB, AMT , 5.00% , 12/01/26 . 5,000 5,107,385
Series 2018A , RB, AMT , 5.00% , 12/01/28 . 4,605 4,874,769
Series 2022A , RB, AMT , 5.00% , 11/15/29 . 3,310 3,570,388
Colorado Health Facilities Authority, Series
2018B, RB, VRDN, 5.00%, 11/20/25
(a)
.... 1,000 1,000,917
Colorado Housing & Finance Authority, Series
2020A-1, RB, VRDN (Federal Home Loan
Bank SBPA), 3.00%, 11/12/25
(a)
........ 1,815 1,815,000
University of Colorado Hospital Authority, Series
2018B, RB, VRDN (TD Bank NA SBPA),
4.00%, 11/04/25
(a)
................ 10,730 10,730,000
27,098,459
Connecticut — 2.5%
Connecticut Housing Finance Authority
(a)
Series 2020A-3 , RB , VRDN ( Sumitomo Mitsui
Banking Corp. SBPA ), 3.22% , 11/06/25 . 2,500 2,500,000
Series 2016B, Sub Series B-4 , RB , VRDN
( JPMorgan Chase Bank NA SBPA ),
3.35% , 11/12/25 ( GNMA/FNMA/FHLMC ) 17,100 17,100,000
Connecticut State Health & Educational Facilities
Authority
Series O , RB , VRDN 3.40% , 11/05/25
(a)
... 10,000 10,000,000
Series 2024A , RB , 5.00% , 07/01/26 ..... 2,050 2,078,956
31,678,956
District of Columbia — 0.7%
District of Columbia Housing Finance Agency
(a)
Series 2025B , RB , VRDN 5.00% , 02/01/28 2,010 2,087,496
Series 2025 , RB , VRDN 3.15% , 11/01/28
(b)
2,500 2,485,876
Metropolitan Washington Airports Authority
Aviation
Series 2021A , RB, AMT , 5.00% , 10/01/27 . 800 827,475
Series 2025A , RB, AMT , 5.00% , 10/01/28 . 865 916,146
Series 2017A , RB, AMT , 5.00% , 10/01/29 . 530 549,829
Series 2025A , RB, AMT , 5.00% , 10/01/29 . 1,735 1,864,748
Metropolitan Washington Airports Authority,
Tender Option Bond Trust Receipts/
Certificates, Series 2019-XG0267, RB, VRDN
(Bank of America NA LOC), 3.27%, 11/06/25
(a) (
c) (d)
......................... 220 220,000
8,951,570
Florida — 3.3%
City of Port St. Lucie Utility System, Series 2016,
RB, 5.00%, 09/01/29 .............. 810 824,268
City of West Palm Beach Utility System, Series
2008C, RB, VRDN (JPMorgan Chase Bank
NA SBPA), 3.35%, 11/12/25
(a)
......... 4,300 4,300,000
County of Broward Airport System, Series 2017,
RB, AMT, 5.00%, 10/01/29 ........... 2,265 2,349,741
County of Miami-Dade, Series 2024A, RB, AMT,
5.00%, 10/01/28 ................. 1,760 1,857,507

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Short Maturity Municipal Bond Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
County of Miami-Dade Water & Sewer System,
Series 2015, RB, 5.00%, 10/01/26 ...... USD 1,515 $ 1,521,428
Florida Development Finance Corp., Series
2025A, RB, AMT, VRDN, 3.40%, 09/01/28
(a) (b)
1,500 1,506,499
Highlands County Health Facilities
Authority, Series 2021D-2, RB, VRDN,
3.40%, 11/12/25
(a)
................ 10,000 10,000,000
Hillsborough County Aviation Authority
Series 2022A , RB, AMT , 5.00% , 10/01/27 . 600 622,531
Series 2024B , RB, AMT , 5.00% , 10/01/27 . 330 342,392
Series 2024B , RB, AMT , 5.00% , 10/01/28 . 3,200 3,383,700
Hillsborough County Industrial Development
Authority, Series 2024F, RB, VRDN (PNC
Bank N.A. LIQ), 3.40%, 11/12/25
(a)
...... 6,700 6,700,000
Miami-Dade County Housing Finance Authority,
Series 2025B, RB, VRDN, 3.55%, 03/01/28
(a)
3,000 3,035,999
Orange County Health Facilities Authority
(a)
Series 2009B , RB , VRDN ( TD Bank NA
LOC ), 3.32% , 11/12/25 ............ 1,125 1,125,000
Series 2009C-1 , RB , VRDN ( TD Bank NA
LOC ), 3.32% , 11/12/25 ............ 3,820 3,820,000
41,389,065
Georgia — 5.1%
City of Atlanta Department of Aviation, Series
2025BB-1, RB, AMT, 5.00%, 07/01/30 .... 2,450 2,670,791
Development Authority of Burke County (The),
Series 2013-1, RB, VRDN, 3.38%, 03/12/27
(a)
3,750 3,759,504
Main Street Natural Gas, Inc.
Series 2023D , RB , 5.00% , 12/01/25 ..... 550 550,628
Series 2024B , RB , 5.00% , 03/01/26 ..... 350 351,704
Series 2024A , RB , 5.00% , 03/01/26 ..... 680 683,310
Series 2019A , RB , 5.00% , 05/15/26 ..... 5,695 5,737,457
Series 2019C , RB , VRDN 4.00% , 09/01/26
(a)
8,520 8,593,357
Series 2024B , RB , 5.00% , 09/01/26 ..... 200 202,604
Series 2023D , RB , 5.00% , 12/01/26 ..... 1,000 1,016,995
Series 2024B , RB , 5.00% , 03/01/27 ..... 490 500,547
Series 2022B , RB , 5.00% , 06/01/27 ..... 1,750 1,791,173
Series 2024C , RB , 5.00% , 12/01/27 ..... 750 773,659
Series 2024C , RB , 5.00% , 12/01/28 ..... 925 967,283
Series 2024E , RB , 5.00% , 12/01/28 ..... 2,220 2,321,480
Series 2022B , RB , VRDN 5.00% , 06/01/29
(a)
810 850,801
Series 2025A , RB , 5.00% , 12/01/29 ..... 750 798,047
Series 2024E , RB , 5.00% , 12/01/29 ..... 2,810 2,972,420
Series 2025B , RB , 5.00% , 12/01/29
(b)
.... 1,175 1,245,210
Series 2023B , RB , VRDN 5.00% , 03/01/30
(a)
2,175 2,331,016
Series 2023A , RB , VRDN 5.00% , 06/01/30
(a)
24,915 26,413,533
64,531,519
Hawaii — 0.3%
State of Hawaii, Series EY, GO, 5.00%, 10/01/27 3,405 3,409,950
Illinois — 3.4%
Chicago Midway International Airport
Series 2024A , RB, AMT , 5.00% , 01/01/26 . 1,350 1,353,978
Series 2023C , RB, AMT , 5.00% , 01/01/27 . 1,500 1,530,974
Series 2024A , RB, AMT , 5.00% , 01/01/27 . 1,000 1,020,649
Chicago O'Hare International Airport
Series 2022C , RB, AMT , 5.00% , 01/01/26 . 1,400 1,404,468
Series 2024C , RB, AMT , 5.00% , 01/01/26 . 6,000 6,019,150
Series 2024C , RB, AMT , 5.00% , 01/01/29 . 10,000 10,524,237
City of Chicago, Series 2025B, RB, VRDN,
3.40%, 06/01/28
(a)
................ 8,000 8,066,188
DeKalb Park District
Series 2025 , GO , 5.00% , 03/01/28 ( BAM ) . 310 324,368
Series 2025 , GO , 5.00% , 03/01/29 ( BAM ) . 325 346,554
Security
Par (000)
Par (000) Value
Illinois (continued)
DuPage County Forest Preserve District, Series
2025, GO, 5.00%, 11/01/29 .......... USD 700 $ 763,484
Illinois Finance Authority
Series 2004 , RB , VRDN ( BMO Harris Bank
NA LOC ), 3.37% , 11/12/25
(a)
........ 2,665 2,665,000
Series 2008C-1 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ), 3.40% , 11/12/25
(a)
1,450 1,450,000
Series 2024 , RB , 5.00% , 08/01/26 ...... 400 404,612
Series 2024 , RB , 5.00% , 08/01/27 ...... 425 433,865
Series 2025A , RB , 5.00% , 07/01/29
(b)
.... 1,740 1,886,529
Illinois Housing Development Authority, Series
2025D, RB, 3.35%, 04/01/30 (GNMA/FNMA/
FHLMC) ...................... 500 503,493
State of Illinois
Series 2024B , GO , 5.00% , 05/01/26 ..... 2,300 2,322,899
Series 2024B , GO , 5.00% , 05/01/28 ..... 1,600 1,681,507
42,701,955
Indiana — 3.3%
Indiana Finance Authority
Series 2009D , RB , VRDN ( TD Bank NA
LOC ), 4.00% , 11/04/25
(a)
........... 11,870 11,870,000
Series 2010A , RB, AMT , VRDN
3.80% , 12/01/25
(a)
............... 4,000 3,998,583
Series 2021B , RB , VRDN 3.52% , 03/01/27
(a)
835 828,347
Series 2024 , RB , 5.00% , 03/01/27 ...... 275 281,894
Series 2024 , RB , 5.00% , 03/01/28 ...... 900 936,700
Series 2024 , RB , 5.00% , 03/01/29 ...... 765 808,928
Series 2025D-1 , RB , VRDN
5.00% , 10/01/29
(a) (b)
.............. 2,665 2,871,998
Indiana Moral Obligation, Tender Option Bond
Trust Receipts/Certificates, Series 2016-
XL0019, RB, VRDN (Barclays Bank plc LIQ),
3.37%, 11/12/25
(a) (c) (d)
.............. 6,000 6,000,000
Indianapolis Local Public Improvement
Bond Bank, Series 2025B-2, RB, AMT,
5.00%, 01/01/30 ................. 13,000 14,000,020
41,596,470
Iowa — 4.5%
Iowa Finance Authority
Series 2021 , RB , VRDN ( Korea Development
Bank LOC ), 3.48% , 11/06/25
(a) (d)
...... 29,600 29,600,000
Series 2021 , RB, AMT , VRDN ( Citibank NA
LOC ), 3.88% , 04/01/26
(a)
........... 2,895 2,888,412
Series 2016E , RB , 5.00% , 08/15/29 ..... 795 799,357
PEFA, Inc., Series 2019, RB, VRDN,
5.00%, 09/01/26
(a)
................ 24,140 24,473,624
57,761,393
Kansas — 2.4%
City of Burlington
(a)
Series 2007A , RB , VRDN 3.55% , 11/12/25 22,000 22,000,000
Series 2007B , RB , VRDN 3.55% , 11/12/25 9,000 9,000,000
31,000,000
Kentucky — 3.1%
Kentucky Economic Development Financing
Authority, Tender Option Bond Trust Receipts/
Certificates, Series 2018-XG0161, RB, VRDN
(Bank of America NA LOC), 3.30%, 11/12/25
(AGM)
(a) (c) (d)
.................... 500 500,000
Kentucky Public Energy Authority
Series 2024A , RB , 5.00% , 07/01/26 ..... 375 378,449
Series 2024A , RB , 5.00% , 07/01/27 ..... 425 434,935

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Short Maturity Municipal Bond Active ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Kentucky (continued)
Series 2024B , RB , 5.00% , 08/01/27 ..... USD 865 $ 887,789
Series 2023A-1 , RB , 5.00% , 08/01/28 .... 490 509,807
Series 2024B , RB , 5.00% , 08/01/28 ..... 920 957,189
Series 2025A , RB , VRDN 5.25% , 12/01/29
(a)
18,000 19,239,671
Series 2024A , RB , VRDN 5.00% , 07/01/30
(a)
10,785 11,460,403
Kentucky State Property & Building Commission
Series 2024B , RB , 5.00% , 11/01/25 ..... 5,250 5,250,000
Series A , RB , 5.00% , 11/01/25 ......... 375 375,000
39,993,243
Louisiana — 4.0%
(a)
Louisiana Local Government Environmental
Facilities & Community Development
Authority
Series 2001 , RB , VRDN 3.72% , 11/12/25 .. 4,000 4,000,000
Series 2002 , RB , VRDN 3.72% , 12/01/37 . 6,000 6,000,000
Louisiana Public Facilities Authority, Series
2009B-1, RB, VRDN (Sumitomo Mitsui
Banking Corp. LOC), 3.20%, 11/12/25 .... 10,500 10,500,000
Parish of St. James, Series 2010B-1, RB, VRDN,
3.49%, 11/12/25 ................. 30,500 30,500,000
51,000,000
Maine — 0.8%
Maine State Housing Authority, Series 2024E,
RB, VRDN, 3.25%, 11/15/25
(a)
......... 10,000 10,000,745
Maryland — 0.0%
Maryland Health & Higher Educational Facilities
Authority, Series 1985A, RB, VRDN (TD Bank
NA LOC), 3.27%, 11/12/25
(a)
.......... 240 240,000
Massachusetts — 0.7%
City of Quincy
Series 2024 , GO , 5.00% , 05/01/26 ...... 1,240 1,253,885
Series 2024 , GO , 5.00% , 05/01/27 ...... 1,300 1,344,382
Series 2024 , GO , 5.00% , 05/01/28 ...... 1,370 1,458,222
Series 2024 , GO , 5.00% , 05/01/29 ...... 1,435 1,564,458
Massachusetts Health & Educational Facilities
Authority, Series P2, RB, VRDN (JPMorgan
Chase Bank NA SBPA), 2.85%, 11/12/25
(a)
. 3,700 3,700,000
9,320,947
Michigan — 1.0%
Michigan Finance Authority, Series 2025D, RB,
VRDN, 3.20%, 11/12/25
(a)
........... 7,600 7,600,000
Michigan Strategic Fund, Series 2001, RB,
4.13%, 08/01/27 ................. 2,700 2,708,626
Oakland University, Series 2008, RB,
VRDN (JPMorgan Chase Bank NA LOC),
3.15%, 11/12/25
(a)
................ 800 800,000
Okemos Public Schools, Series 2024II, GO,
5.00%, 05/01/26 (Q-SBLF) .......... 1,200 1,212,786
Walled Lake Consolidated School District, Series
2024, GO, 5.00%, 05/01/26 (Q-SBLF) .... 475 479,663
12,801,075
Minnesota — 0.6%
Minneapolis-St. Paul Metropolitan Airports
Commission, Series 2024B, RB, AMT,
5.00%, 01/01/28 ................. 2,850 2,970,045
Minnesota Housing Finance Agency, Series
2017F, RB, VRDN (Royal Bank of Canada
SBPA), 3.20%, 11/12/25 (GNMA/FNMA/
FHLMC)
(a)
..................... 4,000 4,000,000
Security
Par (000)
Par (000) Value
Minnesota (continued)
Sartell-St Stephen Independent School District
No. 748
Series 2025A , GO , 5.00% , 02/01/28 ( SD
CRED PROG ) ................. USD 490 $ 515,408
Series 2025A , GO , 5.00% , 02/01/29 ( SD
CRED PROG ) ................. 290 311,846
7,797,299
Mississippi — 0.3%
Mississippi Business Finance Corp.
(a)
Series 2010L , RB , VRDN 3.90% , 11/04/25 . 3,115 3,115,000
Series 2010F , RB , VRDN 3.15% , 11/05/25 . 1,250 1,250,000
4,365,000
Missouri — 0.6%
City of Kansas City
Series 2025C , RB , 5.00% , 04/01/29 ..... 2,185 2,349,836
Series 2025C , RB , 5.00% , 04/01/30 ..... 1,215 1,332,859
Industrial Development Authority of the City of
St. Louis Missouri (The), Series 2025, RB,
VRDN, 3.15%, 04/01/28
(a) (b)
.......... 1,500 1,500,839
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates, Series 2018C-16,
RB, VRDN (Royal Bank of Canada LOC),
3.27%, 11/06/25
(a) (c) (d)
.............. 2,000 2,000,000
7,183,534
Nebraska — 1.1%
Lincoln Nebraska Electric, TECP,
2.65%, 12/08/25 ................. 3,500 3,499,980
Omaha Nebraska Airport Authority, Tender
Option Bond Trust Receipts/Certificates,
Series 2024-XG0593, RB, VRDN (Bank of
America NA LIQ), 3.42%, 11/12/25 (AGC)
(a) (c) (d)
10,000 10,000,000
13,499,980
Nevada — 0.4%
Reno-Tahoe Airport Authority, Series 2024A, RB,
AMT, 5.00%, 07/01/29 ............. 1,260 1,332,042
State of Nevada Department of Business &
Industry, Series 2001, RB, AMT, VRDN,
3.95%, 12/01/25
(a) (d)
............... 3,300 3,299,286
4,631,328
New Hampshire — 0.7%
New Hampshire Business Finance
Authority, Series 2018A, RB, AMT, VRDN,
4.00%, 07/01/26
(a)
................ 5,195 5,200,801
State of New Hampshire
Series 2025A , GO , 5.00% , 04/01/26 ..... 2,460 2,483,460
Series 2025A , GO , 5.00% , 04/01/27 ..... 1,600 1,654,924
9,339,185
New Jersey — 1.0%
Borough of Oradell, GO, 4.00%, 07/21/26 ... 4,156 4,180,219
Borough of Pompton Lakes, GO,
4.00%, 06/05/26 ................. 3,288 3,307,375
New Jersey Higher Education Student
Assistance Authority
Series 2025-2 , RB, AMT , VRDN
5.00% , 06/02/26
(a)
............... 2,700 2,721,945
Series 2024B , RB, AMT , 5.00% , 12/01/27 . 1,600 1,650,084

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Short Maturity Municipal Bond Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Jersey (continued)
New Jersey Housing & Mortgage Finance
Agency
Series 2025M , RB , 3.38% , 04/01/29 ..... USD 300 $ 302,116
Series 2025M , RB , 3.45% , 10/01/29 ..... 475 479,650
Series 2025M , RB , 3.55% , 04/01/30 ..... 250 253,069
12,894,458
New Mexico — 0.4%
New Mexico Mortgage Finance Authority, Series
2023, RB, VRDN, 3.73%, 12/01/25
(a)
..... 3,300 3,300,626
New Mexico Municipal Energy Acquisition
Authority
Series 2025 , RB , 5.00% , 05/01/27 ...... 435 445,628
Series 2025 , RB , 5.00% , 05/01/28
(b)
..... 480 499,973
Series 2025 , RB , 5.00% , 05/01/29 ...... 635 671,419
4,917,646
New York — 7.0%
City of New York, Series B-5, GO, VRDN
(Barclays Bank plc SBPA), 3.90%, 11/04/25
(a)
4,850 4,850,000
Honeoye Falls-Lima Central School District, GO,
4.00%, 06/25/26 (SAW) ............ 5,600 5,637,845
Monroe County Industrial Development
Corp., Series 2023B-1, RB, VRDN,
5.00%, 07/01/27
(a)
................ 4,000 4,124,482
New York City Housing Development Corp.
(a)
Series 2006A , RB , VRDN ( Federal
National Mortgage Association LOC ),
3.35% , 11/12/25 ................ 5,000 5,000,000
Series 2024F-2 , RB , VRDN 3.40% , 01/02/29 10,000 10,050,237
Series 2025C-2 , RB , VRDN 3.75% , 07/02/29 1,925 1,953,465
New York City Municipal Water Finance
Authority, Series 2010CC, RB, VRDN
(State Street Bank & Trust Co. SBPA),
4.00%, 11/12/25
(a)
................ 13,000 13,000,000
New York City Transitional Finance Authority
Future Tax Secured
Series 2025D , RB , 5.00% , 05/01/26 ..... 4,450 4,499,939
Series 2025D , RB , 5.00% , 05/01/29 ..... 2,500 2,700,885
New York State Housing Finance Agency
(a)
Series 2025B-3 , RB , VRDN ( Barclays Bank
plc SBPA ), 3.90% , 11/04/25 ( SONYMA ) 8,500 8,500,000
Series 2025D-2 , RB , VRDN 3.15% , 11/01/29
( SONYMA )
(b)
.................. 14,000 14,007,158
Onondaga County Resource Recovery Agency,
Series 2015A, RB, AMT, 5.00%, 05/01/27
(AGM) ....................... 2,830 2,833,165
Triborough Bridge & Tunnel Authority, Series
2022E-2A, RB, VRDN, 3.91%, 11/03/25
(a)
.. 11,000 10,999,284
88,156,460
North Carolina — 2.6%
Cumberland County Industrial Facilities &
Pollution Control Financing Authority, Series
2024, RB, AMT, VRDN, 3.75%, 11/01/25
(a)
. 15,000 15,000,000
Durham Capital Financing Corp., Series 2016,
RB, 5.00%, 12/01/28 .............. 1,000 1,025,361
Inlivian
(a)
Series 2025 , RB , VRDN 3.63% , 11/01/27 .. 4,000 4,040,835
Series 2025 , RB , VRDN 3.30% , 11/01/28 .. 3,150 3,173,833
North Carolina Medical Care Commission,
Series 2025B, RB, VRDN, 5.00%, 06/04/30
(a)
3,200 3,511,436
State of North Carolina, Series 2025, RB,
5.00%, 03/01/27 ................. 5,000 5,154,463
Security
Par (000)
Par (000) Value
North Carolina (continued)
University of North Carolina at Chapel Hill,
Series 2003B, RB, VRDN (TD Bank NA
SBPA), 3.32%, 11/12/25
(a)
........... USD 1,065 $ 1,065,000
32,970,928
Ohio — 6.0%
City of Columbus Sewerage, Series 2008B, RB,
VRDN, 3.37%, 11/06/25
(a)
........... 3,800 3,800,000
City of Hamilton, Series 2024, GO,
4.00%, 12/17/25 (ST STANDBY NT
PURCHASE) ................... 2,900 2,902,570
City of Miamisburg, Series 2025, GO,
3.75%, 02/10/26 (ST STANDBY NT
PURCHASE) ................... 2,000 2,003,243
Columbus Regional Airport Authority, Series
2025A, RB, AMT, 5.00%, 01/01/30 ...... 1,675 1,793,687
County of Allen
(a)
Series 2025D , RB , VRDN ( Truist Bank LOC ),
3.95% , 11/04/25
(b)
............... 13,400 13,400,000
Series 2025C , RB , VRDN ( PNC Bank N.A.
LOC ), 3.25% , 11/12/25 ............ 19,100 19,100,000
County of Franklin
(a)
Series 1998B , RB , VRDN ( Northern Trust Co.
(The) LOC ), 3.15% , 11/12/25 ........ 3,685 3,685,000
Series 2009B , RB , VRDN ( Barclays Bank plc
SBPA ), 3.15% , 11/12/25 ........... 7,100 7,100,000
Lancaster Port Authority, Series 2024A, RB,
VRDN, 5.00%, 08/01/30
(a)
........... 2,000 2,141,424
Ohio Air Quality Development Authority, Series
2005C, RB, AMT, 3.70%, 04/01/28 ...... 3,250 3,249,374
Ohio Higher Educational Facility Commission,
Series 2021B, RB, VRDN, 3.45%, 12/01/26
(a)
6,500 6,451,288
Ohio Water Development Authority,
2.68%, 01/06/26 ................. 10,000 9,999,792
75,626,378
Oklahoma — 0.5%
Garfield County Industrial Authority, Series
2024A, RB, VRDN, 3.30%, 11/12/25
(a)
.... 5,400 5,400,000
Oklahoma Industries Authority, Series 2024, RB,
5.00%, 04/01/26 ................. 400 403,353
5,803,353
Oregon — 2.9%
Oregon State Lottery
Series 2025A , RB , 5.00% , 04/01/27 ..... 9,875 10,198,668
Series 2025A , RB , 5.00% , 04/01/28 ..... 6,900 7,298,158
State of Oregon, Series 2025E, GO,
5.00%, 05/15/28 ................. 4,555 4,831,267
State of Oregon Department of Transportation,
Series B, RB, 5.00%, 11/15/29 ........ 2,235 2,314,159
State of Oregon Housing & Community Services
Department, Series 2024R, RB, VRDN,
4.00%, 01/01/29
(a)
................ 12,000 12,197,852
36,840,104
Pennsylvania — 5.7%
Allegheny County Airport Authority
Series 2025A , RB, AMT , 5.00% , 01/01/29
( AGC )
(b)
..................... 5,215 5,515,744
Series 2025A , RB, AMT , 5.00% , 01/01/30 . 5,410 5,804,258
Allegheny County Hospital Development
Authority, Series 2017D-2 , Sub-Series D, RB,
VRDN, 3.80%, 11/12/25
(a)
........... 1,000 993,361

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Short Maturity Municipal Bond Active ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Allegheny County Sanitary Authority, Series
2024, RB, 5.00%, 12/01/25 .......... USD 1,650 $ 1,652,716
City of Philadelphia, Series 2017B, RB, AMT,
5.00%, 07/01/29 ................. 2,000 2,065,022
General Authority of Southcentral Pennsylvania,
Series 2015, RB, 5.00%, 12/01/25 ...... 1,530 1,531,989
Luzerne County Industrial Development
Authority, Series 2017, RB, 5.00%, 12/15/27 1,000 1,002,393
Pennsylvania Economic Development Financing
Authority
(a)
Series 2025A , RB, AMT , VRDN
3.80% , 12/01/25 ................ 4,865 4,863,577
Series 2010B , RB , VRDN 3.00% , 01/02/26 2,200 2,199,302
Series 2019A , RB, AMT , VRDN
3.45% , 01/15/26
(b)
............... 6,520 6,518,624
Series 2019B-2 , RB, AMT , VRDN
3.85% , 01/15/26 ................ 3,750 3,747,350
Series 2021A , RB, AMT , VRDN
4.00% , 07/01/26 ................ 5,225 5,230,169
Series 2019A , RB, AMT , VRDN
3.88% , 08/03/26 ................ 10,500 10,516,783
Series 2025A , RB , VRDN 5.00% , 03/15/30 12,000 13,034,411
Pennsylvania Housing Finance Agency
Series 2025-149A , RB , 5.00% , 04/01/29 .. 400 425,950
Series 2025-149A , RB , 5.00% , 10/01/29
(b)
. 500 535,844
Series 2025-149A , RB , 5.25% , 04/01/30 .. 200 217,952
Sports & Exhibition Authority of Pittsburgh &
Allegheny County, Series 2007-A, RB, VRDN
(PNC Bank N.A. SBPA), 3.25%, 11/12/25
(AGM)
(a)
...................... 5,000 5,000,000
State Public School Building Authority, Series
2025, RB, 5.00%, 05/01/28 .......... 1,870 1,972,536
72,827,981
South Carolina — 0.2%
South Carolina Public Service Authority
Series 2024A , RB , 5.00% , 12/01/26 ..... 675 690,437
Series 2024A , RB , 5.00% , 12/01/27 ..... 485 507,613
Series 2024A , RB , 5.00% , 12/01/28 ..... 485 518,381
South Carolina Public Service Authority, Tender
Option Bond Trust Receipts/Certificates,
Series 2022-XG0398, RB, VRDN (Barclays
Bank plc LIQ), 3.34%, 11/12/25 (BAM-
TCRS)
(a) (c) (d)
.................... 700 700,000
2,416,431
Tennessee — 1.8%
Metropolitan Government of Nashville &
Davidson County, TECP, 2.81%, 01/14/26 . 5,000 4,999,458
Tennergy Corp.
Series 2022A , RB , 5.25% , 12/01/25 ..... 575 575,675
Series 2024A , RB , 5.00% , 06/01/28 ..... 210 219,027
Series 2021A , RB , VRDN 4.00% , 09/01/28
(a)
3,610 3,686,171
Series 2024A , RB , 5.00% , 06/01/29 ..... 625 661,685
Tennessee Energy Acquisition Corp.
Series 2006A , RB , 5.25% , 09/01/26 ..... 1,850 1,873,282
Series 2006B , RB , 5.63% , 09/01/26 ..... 5,925 6,039,904
Series 2023A-1 , RB , VRDN
5.00% , 05/01/28
(a)
............... 5,000 5,181,265
23,236,467
Security
Par (000)
Par (000) Value
Texas — 17.2%
Allen Independent School District, Series 2025A,
GO, 5.00%, 02/15/27 (PSF)
(b)
......... USD 2,000 $ 2,055,000
Board of Regents of the University of Texas
System
TECP , 2.62% , 12/30/25 ............. 6,500 6,499,914
Series 2025A , RB , 5.00% , 08/15/28 ..... 10,000 10,658,742
City of Austin
Series A , 2.65% , 12/03/25 ............ 5,000 4,999,742
Series A , 2.67% , 12/03/25 ............ 2,000 1,999,904
Series A , 2.70% , 12/03/25 ............ 5,000 4,999,949
City of Galveston
Series 2024A , RB, AMT , 5.00% , 08/01/26 . 625 631,286
Series 2024A , RB, AMT , 5.00% , 08/01/27 . 650 663,890
Series 2024A , RB, AMT , 5.00% , 08/01/28 . 725 753,477
City of Houston Airport System, Series 2025A,
RB, AMT, 5.00%, 07/01/30 ........... 5,000 5,407,524
City of Houston Combined Utility System, Series
2018C, RB, VRDN (Barclays Bank plc LOC),
3.27%, 11/12/25
(a)
................ 22,700 22,700,000
City of Lubbock Water & Wastewater
Series 2024 , RB , 5.00% , 02/15/26 ...... 2,200 2,213,516
Series 2024 , RB , 5.00% , 02/15/27 ...... 5,620 5,793,390
Series 2024 , RB , 5.00% , 02/15/28 ...... 2,250 2,365,225
City of San Antonio, Series A, 2.72%, 12/19/25 5,600 5,599,212
Clifton Higher Education Finance Corp.
Series 2025 , RB , 5.00% , 08/15/28 ( PSF ) . 1,850 1,957,895
Series 2025 , RB , 5.00% , 08/15/29 ( PSF ) . 1,850 1,996,609
Comal Independent School District, Series 2024,
GO, 5.00%, 02/15/26 (PSF) .......... 2,500 2,515,359
Dallas Fort Worth International Airport
Series 2023C , RB, AMT , 5.00% , 11/01/28 . 6,930 7,325,157
Series 2025A-1 , RB, AMT , 5.00% , 11/01/29 10,000 10,760,036
El Paso Electric Co.
TECP , 2.88% , 12/04/25 ............. 6,400 6,399,928
TECP , 2.84% , 01/27/26 ............. 4,035 4,034,996
Fort Bend Independent School District, Series
2025A, GO, 5.00%, 08/15/26 (PSF) ..... 1,950 1,984,583
Harris County Cultural Education Facilities
Finance Corp.
(a)
Series 2024F , RB , VRDN 3.15% , 11/12/25 . 5,100 5,100,000
Series 2015-2 , RB , VRDN ( TD Bank NA
LOC ), 3.20% , 11/12/25 ............ 2,825 2,825,000
Series 2015-3 , RB , VRDN ( TD Bank NA
LOC ), 3.20% , 11/12/25 ............ 4,725 4,725,000
Series 2009C, Sub-Series C-1 , RB , VRDN
3.42% , 11/12/25 ................ 2,700 2,700,000
Lamar Consolidated Independent School District,
Series 2024A, GO, 5.00%, 02/15/26 (PSF) . 5,000 5,031,004
Leander Independent School District
Series 2025A , GO , 5.00% , 08/15/28 ( PSF ) 590 626,201
Series 2025A , GO , 5.00% , 08/15/29 ( PSF ) 680 737,965
Lewisville Independent School District, Series
2025, GO, 5.00%, 08/15/29 (PSF)
(b)
..... 1,750 1,906,427
Lower Colorado River Authority, Series 2021,
RB, 5.00%, 05/15/28 .............. 1,270 1,341,259
Mission Economic Development Corp., Series
2012, RB, AMT, 3.50%, 11/03/25 ....... 6,780 6,780,000
Plano Independent School District, Series 2025,
GO, 5.00%, 02/15/29 (PSF) .......... 4,500 4,830,126
San Antonio Water System, Series 2016A, RB,
5.00%, 05/15/29 ................. 1,010 1,021,778
State of Texas
(a)
Series 2025B , GO , VRDN ( Federal Home
Loan Bank SBPA ), 3.45% , 11/05/25 ... 10,000 10,000,000

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
iShares
®
Short Maturity Municipal Bond Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2011C , GO , VRDN ( Federal Home
Loan Bank SBPA ), 3.23% , 11/12/25 ... USD 3,300 $ 3,300,000
Tarrant County Cultural Education Facilities
Finance Corp.
Series 2024B , RB , 5.00% , 07/01/26 ..... 875 886,897
Series 2025B , RB , VRDN 5.00% , 11/15/29
(a)
10,000 10,750,168
Tarrant County Housing Finance Corp., Series
2025, RB, VRDN, 3.60%, 02/01/28
(a)
..... 3,000 3,027,273
Tarrant Regional Water District Water Supply
System, Series 2015, RB, 5.00%, 03/01/28 1,260 1,261,918
Texas Municipal Gas Acquisition & Supply Corp.
III
Series 2021 , RB , 5.00% , 12/15/25 ...... 4,690 4,699,102
Series 2021 , RB , 5.00% , 12/15/26 ...... 1,850 1,883,836
Texas Municipal Gas Acquisition & Supply
Corp. IV, Series 2023A, RB, VRDN,
5.50%, 01/01/30
(a)
................ 12,375 13,266,115
Texas Municipal Gas Acquisition & Supply Corp.
V
Series 2024 , RB , 5.00% , 01/01/26 ...... 550 551,324
Series 2024 , RB , 5.00% , 01/01/28 ...... 750 776,029
Series 2024 , RB , 5.00% , 01/01/29 ...... 1,050 1,102,497
Tomball Independent School District, Series
2024, GO, 5.00%, 02/15/26 (PSF) ...... 4,250 4,276,354
University of North Texas System, Series 2025A,
RB, 5.00%, 04/15/30
(b)
............. 890 978,867
University of Texas, Series C-2, TECP,
3.02%, 11/18/25 ................. 10,000 10,001,084
218,701,558
Utah — 0.1%
City of Salt Lake City, Series 2018A, RB, AMT,
5.00%, 07/01/29 ................. 1,000 1,051,351
Virginia — 0.7%
Virginia Housing Development Authority
Series 2024H , RB , 3.60% , 12/01/28 ..... 1,450 1,450,288
Series 2024H , RB , 3.63% , 06/01/29 ..... 3,965 3,974,378
Series 2025A , RB , 3.25% , 09/01/29 ..... 1,750 1,754,129
Virginia Public School Authority, Series 2017C,
RB, 5.00%, 08/01/29 (ST INTERCEPT) ... 685 714,060
Winchester Economic Development Authority,
Series 2024A, RB, 5.00%, 01/01/28 ..... 1,090 1,138,918
9,031,773
Washington — 1.7%
County of Spokane
Series 2024B , RB, AMT , 5.00% , 01/01/26 . 720 722,216
Series 2024B , RB, AMT , 5.00% , 01/01/27 . 1,600 1,632,487
Series 2024B , RB, AMT , 5.00% , 01/01/28 . 1,625 1,688,946
Series 2024B , RB, AMT , 5.00% , 01/01/29 . 1,760 1,858,776
Port of Seattle, Series 2024B, RB, AMT,
5.00%, 07/01/28 ................. 6,250 6,576,114
State of Washington
Series R-2024C , GO , 5.00% , 08/01/29 ... 2,370 2,584,105
Series 2019B , GO , 5.00% , 06/01/30 ..... 555 588,662
Washington State Housing Finance
Commission
(a)
Series 2016VR-1N , RB , VRDN ( Royal Bank
of Canada SBPA ), 3.20% , 11/12/25 ... 3,700 3,700,000
Series 2025 , RB , VRDN 2.70% , 10/01/27
(b)
1,825 1,801,753
Whatcom County Public Utility District No. 1,
Series 2025A, GO, AMT, 5.00%, 12/01/29
(BAM) ....................... 525 558,530
21,711,589
Security
Par (000)
Par (000) Value
West Virginia — 0.1%
West Virginia Economic Development Authority,
Series 2015A, RB, VRDN, 3.38%, 06/15/28
(a)
USD 1,000 $ 1,010,173
Wisconsin — 2.1%
State of Wisconsin, Series 2024-2, GO,
5.00%, 05/01/26 ................. 7,000 7,080,283
Wisconsin Health & Educational Facilities
Authority
(a)
Series 2008B , RB , VRDN ( TD Bank NA
LOC ), 4.00% , 11/04/25 ............ 17,270 17,270,000
Series 2018C-2 , RB , VRDN 3.40% , 07/01/26 2,000 1,988,989
26,339,272
Wyoming — 0.4%
Wyoming Community Development Authority,
Series 2022-2, RB, VRDN (Barclays Bank
plc SBPA), 3.15%, 11/12/25 (GNMA/FNMA/
FHLMC)
(a)
..................... 5,300 5,300,000
Total Long-Term Investments — 98 .2%
(Cost: $ 1,240,810,770 ) ............................ 1,247,136,120
Shares
Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 3.01%
(e) (f)
......... 18,480 18,482
Total Short-Term Securities — 0.0%
(Cost: $ 18,482 ) ................................. 18,482
Total Investments — 98 .2%
(Cost: $ 1,240,829,252 ) ............................ 1,247,154,602
Other Assets Less Liabilities — 1.8% .................... 23,018,079
Net Assets — 100.0% ...............................
$ 1,270,172,681
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
When-issued security.
(c)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.

Schedule of Investments
(continued)
October 31, 2025
iShares
®
Short Maturity Municipal Bond Active ETF
Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 192,950 $ — $ (174,468)
(a)
$ — $ — $ 18,482 18,480 $ 113,557 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 1,247,136,120 $ — $ 1,247,136,120
Short-Term Securities
Money Market Funds ...................................... 18,482 — — 18,482
$ 18,482 $ 1,247,136,120 $ — $ 1,247,154,602

Statement of Assets and Liabilities

October 31, 2025
2025
iShares Annual Financial Statements and Additional Information

See notes to financial statements.
iShares Short
Maturity
Municipal Bond
Active ETF
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 1,247,136,120
Investments, at value — affiliated
(b)
.......................................................................................... 18,482
Receivables: –
Investment s sold .................................................................................................... 11,110,000
Capital shares sold ................................................................................................... 5,043,147
Dividends — affiliated ................................................................................................. 2,522
Interest — unaffiliated ................................................................................................. 12,403,199
Total a ssets .........................................................................................................
1,275,713,470
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 5,272,340
Investment advisory fees ............................................................................................... 267,717
Other accrued expenses ............................................................................................... 732
Total li abilities ........................................................................................................
5,540,789
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 1,270,172,681
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 1,260,780,860
Accumulated earnings .................................................................................................. 9,391,821
NET ASSETS ........................................................................................................
$ 1,270,172,681
NET ASSET VALUE
Shares outstanding ....................................................................................................
25,200,000
Net asset value .......................................................................................................
$ 50.40
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 1,240,810,770
(b)
  Investments, at cost — affiliated ................................................................................... $ 18,482

Statement of Operations
Year Ended October 31, 2025

Statement of Operations
iShares Short
Maturity Municipal
Bond Active ETF
INVESTMENT INCOME –
Dividends — affiliated ................................................................................................ $ 113,557
Interest — unaffiliated ................................................................................................ 32,517,950
Total investment income ................................................................................................
32,631,507
EXPENSES
Investment advisory ................................................................................................. 2,451,707
Interest expense ................................................................................................... 52,297
Total expenses ......................................................................................................
2,504,004
Net investment income .................................................................................................
30,127,503
REALIZED AND UNREALIZED GAIN (LOSS) $ 4,811,059
Net realized gain from:
Investments — unaffiliated .......................................................................................... $ 16,833
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated .......................................................................................... 4,794,226
Net realized and unrealized gain ..........................................................................................
4,811,059
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ 34,938,562
See notes to financial statements.

Statements of Changes in Net Assets

2025
iShares Annual Financial Statements and Additional Information

See notes to financial statements.
iShares Short Maturity Municipal Bond Active
ETF
Year Ended
10/31/25
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 30,127,503 $ 22,748,363
Net realized gain .................................................................................. 16,833 87,059
Net change in unrealized appreciation (depreciation) .......................................................... 4,794,226 4,310,450
Net increase in net assets resulting from operations .............................................................
34,938,562 27,145,872
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(29,011,673) (22,639,189)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase in net assets derived from capital share transactions ...................................................
581,962,909 72,573,365
NET ASSETS
Total increase in net assets ............................................................................. 587,889,798 77,080,048
Beginning of year ....................................................................................
682,282,883 605,202,835
End of year ........................................................................................
$ 1,270,172,681 $ 682,282,883
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
iShares Short Maturity Municipal Bond Active ETF
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year .................................
$ 50.17  $ 49.81  $ 49.62  $ 50.11  $ 50.19
Net investment income
(a)
........................................
1 .54  1 .75  1 .51  0 .37  0 .17
Net realized and unrealized gain (loss)
(b)
..............................
0.22  0.36  0.11  (0.62) (0.07)
Net increase (decrease) from investment operations ....................... 1.76  2.11  1.62  (0.25) 0.10
Distributions from net investment income
(c)
........................... (1.53) (1.75) (1.43) (0.24) (0.18)
Net asset value, end of year ...................................... $ 50.40  $ 50.17  $ 49.81  $ 49.62  $ 50.11
Total Return
(d)
Based on net asset value ......................................... 3.58% 4.30% 3.32% (0.51)% 0.19%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.26% 0.25% 0.25% 0.25% 0.25%
Net investment income ...........................................
3.07% 3.49% 3.04% 0.75% 0.34%
Supplemental Data
Net assets, end of year (000) ....................................... $ 1,270,173  $ 682,283  $ 605,203  $ 520,960  $ 293,169
Portfolio turnover rate
(f)
........................................... 37% 91% 195% 98% 52%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
2025
iShares Annual Financial Statements and Additional Information

1. ORGANIZATION
iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the "Valuation Committee") to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other
BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated
iShares ETF
Diversification
Classification
Short Maturity Municipal Bond Active ........................................................................................ Diversified

Notes to Financial Statements
(continued)

Notes to Financial Statements
tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA;
and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended October 31, 2025, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
iShares ETF Investment Advisory Fees
Short Maturity Municipal Bond Active ..................................................................................... 0.25%
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Short Maturity Municipal Bond Active ......................................................... $ 165,547,334 $ 101,503,568 $ —

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information

5. Purchases and Sales
For the year ended October 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
There were no in-kind transactions for the year ended October 31, 2025.
6. Income Tax Information
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
The tax character of distributions paid was as follows:
As of October 31, 2025, the tax components of accumulated earnings (losses) were as follows:
(a)
Amounts available to offset future realized capital gains.
For the year ended October 31, 2025, the Fund utilized $16,782 of its capital loss carryforwards.
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
7. Principal Risks
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk:  The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
iShares ETF Purchases Sales
Short Maturity Municipal Bond Active ......................................................................... $ 581,176,575 $ 236,439,113
iShares ETF
Year Ended
10/31/25
Year Ended
10/31/24
Short Maturity Municipal Bond Active
Tax-exempt income ................................................................................... $ 29,011,673 $ 22,628,587
Ordinary income ...................................................................................... — 10,602
$ 29,011,673 $ 22,639,189
iShares ETF
Undistributed Tax-
Exempt Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses) Total
Short Maturity Municipal Bond Active ............................................ $ 3,082,453 $ (15,982) $ 6,325,350 $ 9,391,821
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Short Maturity Municipal Bond Active .................................... $ 1,240,829,252 $ 6,547,251 $ (221,901) $ 6,325,350

Notes to Financial Statements
(continued)

Notes to Financial Statements
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments .
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund's performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
8. Capital Share Transactions
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the
Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
10/31/25
Year Ended
10/31/24
iShares ETF Shares Amount Shares Amount
Short Maturity Municipal Bond Active
Shares sold 12,550,000 $ 629,688,815 3,800,000 $ 190,315,274
Shares redeemed
(950,000) (47,725,906) (2,350,000) (117,741,909)
11,600,000 $ 581,962,909 1,450,000 $ 72,573,365

Report of Independent Registered Public Accounting Firm
2025
iShares Annual Financial Statements and Additional Information

To the Board of Trustees of
iShares U.S. ETF Trust and Shareholders of iShares Short Maturity Municipal Bond Active ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares Short Maturity Municipal Bond Active ETF (one of
the funds constituting iShares U.S. ETF Trust, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October
31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information
(unaudited)

Important Tax Information
The following amount, or maximum amount allowable by law, is hereby designated as tax-exempt income for the fiscal year ended October 31, 2025:
iShares ETF Tax-Exempt Income
Short Maturity Municipal Bond Active ........................................................................................ $ 30,127,503

Additional Information
2025
iShares Annual Financial Statements and Additional Information

Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract
iShares Short Maturity Municipal Bond Active ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board noted that the Fund is an actively managed ETF that does not seek to track the performance of a specified index and that the management team for the Fund manages the Fund’s portfolio in accordance with its investment objective. The Board further noted that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its reference benchmark. Such periodic comparative performance information, including additional detailed information as requested by the
Board, was also considered. The Board noted that the Fund generally performed in line with expectations relative to the Fund’s peer group (where applicable) and reference benchmark or stated investment objective.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Annual Financial Statements and Additional Information

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with a similar investment strategy or investment mandate as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)

Board Review and Approval of Investment Advisory Contract
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
2025
iShares Annual Financial Statements and Additional Information

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMT Alternative Minimum Tax
BAM Build America Mutual Assurance Co.
BAM-TCRS Build America Mutual Assurance Co. - Transferable Custodial Receipts
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation Bonds
LIQ Liquidity Agreement
LOC Letter of Credit
PSF Permanent School Fund
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bonds
SAW State Aid Withholding
SBPA Standby Bond Purchase Agreement
SOFR Secured Overnight Financing Rate
TECP Tax-Exempt Commercial Paper
VRDN Variable Rate Demand Notes

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This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares U.S ETF Trust

Date: December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares U.S ETF Trust

Date: December 22, 2025

By:     /s/ Trent Walker
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares U.S ETF Trust

Date: December 22, 2025